2. Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 02, 2019
Righ-of-use asset	$ 670,621		$ 670,621		$ 874,159	$ 0	$ 1,032,898
Operating lease liability							$ 1,032,898
Impairment of intangible assets					0	0
Revenue	$ 1,439,155	$ 2,233,747	4,478,373	$ 6,275,688	8,296,997	8,644,383
Animation Revenue [Member]
Revenue			4,015,061	5,841,142	380,749	428,481
Web Filtering Revenue [Member]
Revenue			$ 460,984	$ 428,644	$ 461,843	$ 468,277
Convertible Notes [Member]
Antidilutive shares					18,017,076
Vested Stock Options [Member]
Antidilutive shares					23,849,850
Purchase Warrants [Member]
Antidilutive shares					5,664,744
Intangible Assets [Member] | Minimum [Member]
Intangible useful lives					1 year 6 months
Intangible Assets [Member] | Maximum [Member]
Intangible useful lives					10 years